August 4, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filings - Rule 497 (j)

        Re:     Dreyfus Institutional Preferred Money Market Funds
                CIK No. 1038520
                1940 Act File No. 811-08211
                Registration Statement File No. 333-26513

Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on July 24, 2003.

     Please address any comments or questions to the undersigned at (212) 922-6833.

                                                 Very truly yours,


                                                 /s/ Beth Larkin
                                                 Beth Larkin
Cc:     J. Prusnofsky
        Stroock & Stroock & Lavan LLP